Labor Obligations (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Labor Obligations [Abstract]
Payroll Taxes And Social Security Charges Payable	R$ 73,813,000
Labor obligations to tax claims	R$ 126,966,000	R$ 0